Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-34936
Entity Registrant Name	Noah Holdings Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building 2, 1687 Changyang Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200090
Phone Fax Number Description	8035 9641
Entity Address, Country	CN
Title of 12(b) Security	American depositary shares, two of which represent
Trading Symbol	NOAH
Security Exchange Name	NYSE
Document Accounting Standard	U.S. GAAP
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Central Index Key	0001499543
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Amendment Flag	false
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	true
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Firm ID	1113
Auditor Location	Shanghai, China
Business Contact
Document Information [Line Items]
Contact Personnel Name	Qing Pan
Entity Address, Address Line One	Building 2, 1687 Changyang Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200090
City Area Code	86
Local Phone Number	8035 9221
Entity Address, Country	CN
Class A
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	21,764,455
Class B
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	8,315,000